Segmentation of key figures	12 Months Ended
Dec. 31, 2018
Statement [line items]
Segmentation of key figures
3. Segmentation of key figures 2018, 2017 and 2016
The businesses of Novartis are divided operationally on a worldwide basis into three identified reporting segments: Innovative Medicines, Sandoz and Alcon. In addition, we separately report Corporate activities.
Reporting segments are presented in a manner consistent with the internal reporting to the chief operating decision-maker, which is the Executive Committee of Novartis. The reporting segments are managed separately because they each research, develop, manufacture, distribute and sell distinct products that require differing marketing strategies.
The Executive Committee of Novartis is responsible for allocating resources and assessing the performance of the reporting segments.
Effective January 1, 2018, following an internal reorganization, the reporting of the financial results of the reporting segments Innovative Medicines and Alcon have been adapted. The restatements reflect, in all years presented, the transfer of the Innovative Medicine Division ophthalmic over-the-counter products together with a small portfolio of surgical diagnostics products to the Alcon Division. In the prior year, the Alcon brand name intangible asset was reported in Corporate, as it was used to market products of the Alcon Division and products within the Ophthalmology business franchise of the Innovative Medicines Division. In connection with the planned spin-off of the Alcon Division (see Note 30), it is the intention of the Group to transfer the full rights of the Alcon brand name to the Alcon Division. As a result, the Innovative Medicines Division started the process to rebrand the products within its Ophthalmology business franchise and will no longer use the Alcon brand name. As a result, the Alcon brand name intangible asset is reported in the Alcon Division. To comply with IFRS, Novartis has restated its consolidated income statement and balance sheet disclosures by segment to reflect the internal reorganization and the reclassification of the Alcon brand name. This restatement had no impact on the reported financial results of the Sandoz Division or the total Group.
Innovative Medicines researches, develops, manufactures, distributes and sells patented prescription medicines. The Innovative Medicines Division is organized into two global business units: Novartis Oncology and Novartis Pharmaceuticals. Novartis Oncology consists of the global business franchise Oncology, and Novartis Pharmaceuticals consists of the global business franchises Ophthalmology; Neuroscience; Immunology, Hepatology and Dermatology; Respiratory; Cardio-Metabolic; and Established Medicines.
Sandoz develops, manufactures and markets finished dosage form medicines as well as intermediary products including active pharmaceutical ingredients. Sandoz is organized globally into three franchises: Retail Generics, Anti-Infectives and Biopharmaceuticals. In Retail Generics, Sandoz develops, manufactures and markets active ingredients and finished dosage forms of pharmaceuticals to third parties. Retail Generics includes the areas of cardiovascular, central nervous system, dermatology, gastrointestinal and hormonal therapies, metabolism, oncology, ophthalmics, pain and respiratory, as well as finished dosage form anti-infectives sold to third parties. In Anti-Infectives, Sandoz manufactures and supplies active pharmaceutical ingredients and intermediates, mainly antibiotics, for internal use by Retail Generics and for sale to third-party customers. In Biopharmaceuticals, Sandoz develops, manufactures and markets protein- or other biotechnology-based products, including biosimilars, and provides biotechnology manufacturing services to other companies.
Alcon researches, discovers, develops, manufactures, distributes and sells a broad range of eye care products. Alcon is the leading eye care devices company globally. Alcon is organized into two global business franchises: Surgical and Vision Care. Surgical researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The Surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon. Vision Care researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses and a comprehensive portfolio of ocular health products, including products for dry eye, contact lens care and ocular allergies, as well as ocular vitamins and redness relievers. Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
Income and expenses relating to Corporate include the costs of the Group headquarters and those of corporate coordination functions in major countries. In addition, Corporate includes other items of income and expense that are not attributable to specific segments, such as certain revenues from intellectual property rights, certain expenses related to post-employment benefits, environmental remediation liabilities, charitable activities, donations and sponsorships. Usually, no allocation of Corporate items is made to the segments. As a result, Corporate assets and liabilities principally consist of net liquidity (cash and cash equivalents, marketable securities less financial debts), investments in associated companies and current and deferred taxes and non-segment-specific environmental remediation and post-employment benefit liabilities.
Our divisions are supported by the Novartis Institutes for BioMedical Research, Global Drug Development, Novartis Technical Operations and Novartis Business Services organizations.
• The Novartis Institutes for BioMedical Research (NIBR) conducts research activities for the Innovative Medicines Division and also collaborates with Sandoz.
• The Global Drug Development organization was established in July 2016 and oversees all drug development activities for our Innovative Medicines Division and the biosimilars portfolio of our Sandoz Division.
• The Novartis Technical Operations organization was established in July 2016, to centralize management of our manufacturing operations across our Innovative Medicines and Sandoz Divisions.
• Novartis Business Services (NBS) was established in January 2015 as a shared services organization and delivers business support services across the Group, such as information technology, real estate and facility services, procurement, product lifecycle services, human resources, and financial reporting and accounting operations.
The accounting policies mentioned in Note 1 are used in the reporting of segment results. Inter-segmental sales are made at amounts that are considered to approximate arm’s length transactions. The Executive Committee of Novartis evaluates segmental performance and allocates resources among the segments based on a number of measures including net sales, operating income and net operating assets. Segment net operating assets consist primarily of property, plant and equipment; intangible assets; goodwill; inventories; and trade and other operating receivables less operating liabilities.
Segmentation – consolidated income statements
	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	2018	2017 restated [1]	2018	2017	2018	2017 restated [1]	2018	2017	2018	2017

Net sales to third parties	34 892	32 278	9 859	10 060	7 149	6 771			51 900	49 109

Sales to other segments	741	668	177	118	4	3	– 922	– 789

Net sales	35 633	32 946	10 036	10 178	7 153	6 774	– 922	– 789	51 900	49 109

Other revenues	1 188	898	62	37		3	16	88	1 266	1 026

Cost of goods sold	– 9 870	– 8 650	– 5 530	– 5 800	– 3 983	– 3 588	976	863	– 18 407	– 17 175

Gross profit	26 951	25 194	4 568	4 415	3 170	3 189	70	162	34 759	32 960

Selling, general and administration	– 10 907	– 9 887	– 2 305	– 2 126	– 2 754	– 2 532	– 505	– 452	– 16 471	– 14 997

Research and development	– 7 675	– 7 615	– 814	– 774	– 585	– 583			– 9 074	– 8 972

Other income	977	1 027	505	204	58	47	150	691	1 690	1 969

Other expense	– 1 475	– 1 124	– 622	– 351	– 83	– 124	– 555	– 732	– 2 735	– 2 331

Operating income	7 871	7 595	1 332	1 368	– 194	– 3	– 840	– 331	8 169	8 629

Income from associated companies	1	– 1	5	23			6 432	1 086	6 438	1 108

Interest expense									– 957	– 777

Other financial income and expense									185	39

Income before taxes									13 835	8 999

Taxes									– 1 221	– 1 296

Net income									12 614	7 703

Attributable to:
Shareholders of Novartis AG									12 611	7 703

Non-controlling interests									3	0

Included in net income are:
Interest income									294	110

Depreciation of property, plant and equipment	– 1 075	– 916	– 285	– 270	– 235	– 217	– 122	– 117	– 1 717	– 1 520

Amortization of intangible assets	– 2 214	– 2 167	– 366	– 447	– 1 052	– 1 066	– 7	– 10	– 3 639	– 3 690

Impairment charges on property, plant and equipment, net	– 239	– 84	– 60	– 73	– 3		– 2		– 304	– 157

Impairment charges on intangible assets, net	– 592	– 591	– 249	– 61	– 391	– 57			– 1 232	– 709

Impairment charges and fair value gains on financial assets, net	107	– 42			17	– 29	– 113	– 185	11	– 256

Additions to restructuring provisions	– 395	– 122	– 32	– 61	– 13	– 8	– 94	– 3	– 534	– 194

Equity-based compensation of Novartis equity plans	– 645	– 593	– 53	– 52	– 93	– 71	– 220	– 208	– 1 011	– 924

[1] Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018
	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	2017 restated [1]	2016 restated [1]	2017	2016	2017 restated [1]	2016 restated [1]	2017	2016	2017	2016

Net sales to third parties	32 278	31 831	10 060	10 144	6 771	6 543			49 109	48 518

Sales to other segments	668	624	118	104	3		– 789	– 728

Net sales	32 946	32 455	10 178	10 248	6 774	6 543	– 789	– 728	49 109	48 518

Other revenues	898	815	37	37	3	4	88	62	1 026	918

Cost of goods sold	– 8 650	– 8 976	– 5 800	– 5 971	– 3 588	– 3 447	863	874	– 17 175	– 17 520

Gross profit	25 194	24 294	4 415	4 314	3 189	3 100	162	208	32 960	31 916

Selling, general and administration	– 9 887	– 9 225	– 2 126	– 1 981	– 2 532	– 2 480	– 452	– 506	– 14 997	– 14 192

Research and development	– 7 615	– 7 696	– 774	– 814	– 583	– 529			– 8 972	– 9 039

Other income	1 027	1 091	204	185	47	48	691	603	1 969	1 927

Other expense	– 1 124	– 1 209	– 351	– 259	– 124	– 100	– 732	– 776	– 2 331	– 2 344

Operating income	7 595	7 255	1 368	1 445	– 3	39	– 331	– 471	8 629	8 268

Income from associated companies	– 1		23	6			1 086	697	1 108	703

Interest expense									– 777	– 707

Other financial income and expense									39	– 447

Income before taxes									8 999	7 817

Taxes									– 1 296	– 1 119

Net income									7 703	6 698

Attributable to:
Shareholders of Novartis AG									7 703	6 712

Non-controlling interests									0	– 14

Included in net income are:
Interest income									110	43

Depreciation of property, plant and equipment	– 916	– 883	– 270	– 260	– 217	– 229	– 117	– 117	– 1 520	– 1 489

Amortization of intangible assets	– 2 167	– 2 346	– 447	– 450	– 1 066	– 1 053	– 10	– 12	– 3 690	– 3 861

Impairment charges on property, plant and equipment, net	– 84	– 93	– 73	– 2		– 5		– 2	– 157	– 102

Impairment charges on intangible assets, net	– 591	– 524	– 61	– 65	– 57	– 2			– 709	– 591

Impairment charges and fair value gains on financial assets, net	– 42	– 55			– 29		– 185	– 77	– 256	– 132

Additions to restructuring provisions	– 122	– 236	– 61	– 46	– 8	– 36	– 3	– 25	– 194	– 343

Equity-based compensation of Novartis equity plans	– 593	– 582	– 52	– 47	– 71	– 53	– 208	– 164	– 924	– 846

[1] Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018
Segmentation – consolidated balance sheets
	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Total assets [1]	67 055	52 657	17 328	18 231	25 971	26 412	35 209	35 779	145 563	133 079

Total liabilities	– 13 056	– 11 457	– 3 377	– 3 459	– 1 964	– 1 893	– 48 474	– 42 043	– 66 871	– 58 852

Total equity									78 692	74 227

Net debt									16 184	19 047

Net operating assets	53 999	41 200	13 951	14 772	24 007	24 519			94 876	93 274

Included in assets and liabilities are:
Total property, plant and equipment	10 098	10 857	2 159	2 525	2 878	2 403	561	679	15 696	16 464

Additions to property, plant and equipment [2]	822	877	294	326	519	431	139	94	1 774	1 728

Total goodwill and intangible assets [1]	44 593	30 154	9 712	10 993	19 578	20 573	130	27	74 013	61 747

Additions to goodwill and intangible assets [2]	1 265	984	107	64	196	82	24	16	1 592	1 146

Total investment in associated companies	81	41	7	7			8 264	15 322	8 352	15 370

Additions to investment in associated companies	18	6					11	40	29	46

Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments							15 964	9 485	15 964	9 485

Financial debts and derivative financial instruments							32 148	28 532	32 148	28 532

Current income tax and deferred tax liabilities							9 513	6 891	9 513	6 891

[1] 2017 restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018, and the Alcon brand name reclassification from Corporate to the Alcon Division. These restatements had no impact on Sandoz or the total Group.

[2] Excluding the impact of business combinations

The following table shows countries that accounted for more than 5% of at least one of the respective Group totals, as well as regional information for net sales for the years ended December 31, 2018, 2017 and 2016, and for selected non-current assets for the years ended December 31, 2018 and 2017:
	Net sales[1]						Total of selected non-current assets[2]

(USD millions)	2018	%	2017	%	2016	%	2018	%	2017	%

Country
Switzerland	852	2	836	2	830	2	41 972	43	43 920	47

United States	17 560	34	16 935	34	17 117	35	39 082	40	28 476	30

France	2 705	5	2 490	5	2 390	5	3 976	4	284

Germany	4 184	8	3 690	8	3 634	7	3 124	3	3 128	3

United Kingdom	1 261	2	1 160	2	1 182	2	758	1	7 957	9

Japan	3 169	6	3 177	6	3 267	7	144		148

Other	22 169	43	20 821	43	20 098	42	9 005	9	9 668	11

Group	51 900	100	49 109	100	48 518	100	98 061	100	93 581	100

Region
Europe	19 064	37	17 492	36	17 079	35	55 913	57	61 699	66

Americas	21 595	41	20 899	42	20 998	43	39 082	40	29 113	31

Asia/Africa/Australasia	11 241	22	10 718	22	10 441	22	3 066	3	2 769	3

Group	51 900	100	49 109	100	48 518	100	98 061	100	93 581	100

[1] Net sales from operations by location of third-party customer
[2] Total of property, plant and equipment; goodwill; intangible assets; and investment in associated companies
The Group’s largest, second-largest and third-largest customers account for approximately 16%, 13% and 7% of net sales, respectively (2017: 17%, 12% and 7%, respectively; 2016: 16%, 12% and 6%, respectively). All segments had sales to these customers in 2018, 2017 and 2016. No other customer accounted for 5% or more of net sales in any year.
The highest amounts of trade receivables outstanding were for these same three customers and amounted to 12%, 10% and 6%, respectively, of the trade receivables at December 31, 2018 (2017: 14%, 9% and 5%, respectively).
Segmentation – net sales by region [1]
	2018 USD m	2017 restated USD m [2]	Change (2017 to 2018) USD %	2016 restated USD m [2]	Change (2016 to 2017) USD %

Innovative Medicines
Europe	12 296	11 127	11	11 041	1

US	11 864	10 857	9	10 644	2

Asia/Africa/Australasia	8 097	7 702	5	7 540	2

Canada and Latin America	2 635	2 592	2	2 606	– 1

Total	34 892	32 278	8	31 831	1

Of which in Established Markets	26 258	24 174	9	23 954	1

Of which in Emerging Growth Markets	8 634	8 104	7	7 877	3

Sandoz
Europe	4 963	4 633	7	4 354	6

US	2 754	3 278	– 16	3 708	– 12

Asia/Africa/Australasia	1 363	1 391	– 2	1 418	– 2

Canada and Latin America	779	758	3	664	14

Total	9 859	10 060	– 2	10 144	– 1

Of which in Established Markets	7 233	7 383	– 2	7 580	– 3

Of which in Emerging Growth Markets	2 626	2 677	– 2	2 564	4

Alcon
Europe	1 805	1 732	4	1 684	3

US	2 942	2 800	5	2 765	1

Asia/Africa/Australasia	1 781	1 625	10	1 483	10

Canada and Latin America	621	614	1	611	0

Total	7 149	6 771	6	6 543	3

Of which in Established Markets	5 395	5 153	5	5 092	1

Of which in Emerging Growth Markets	1 754	1 618	8	1 451	12

Group
Europe	19 064	17 492	9	17 079	2

US	17 560	16 935	4	17 117	– 1

Asia/Africa/Australasia	11 241	10 718	5	10 441	3

Canada and Latin America	4 035	3 964	2	3 881	2

Total	51 900	49 109	6	48 518	1

Of which in Established Markets	38 886	36 710	6	36 626	0

Of which in Emerging Growth Markets	13 014	12 399	5	11 892	4

[1] Net sales from operations by location of third-party customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018. This restatement had no impact on Sandoz or the total Group.
Innovative Medicines net sales by business franchise
	2018 USD millions	2017 restated USD millions [1]	Change (2017 to 2018) USD %	2016 restated USD millions [1]	Change (2016 to 2017) USD %

Oncology
Tasigna	1 874	1 841	2	1 739	6

Sandostatin	1 587	1 612	– 2	1 646	– 2

Gleevec/Glivec	1 561	1 943	– 20	3 323	– 42

Afinitor/Votubia	1 556	1 525	2	1 516	1

Promacta/Revolade	1 174	867	35	635	37

Tafinlar + Mekinist	1 155	873	32	672	30

Exjade/Jadenu	1 099	1 059	4	956	11

Jakavi	977	777	26	581	34

Votrient	828	808	2	729	11

Kisqali	235	76	209	0	nm

Lutathera	167	0	nm	0	nm

Kymriah	76	6	nm	0	nm

Other	1 139	887	28	993	– 11

Total Oncology business unit	13 428	12 274	9	12 790	– 4

Ophthalmology
Lucentis	2 046	1 888	8	1 835	3

Travoprost Group	517	589	– 12	619	– 5

Topical Olopatadine Group	247	284	– 13	335	– 15

Other	1 748	1 860	– 6	1 944	– 4

Total Ophthalmology	4 558	4 621	– 1	4 733	– 2

Neuroscience
Gilenya	3 341	3 185	5	3 109	2

Other	88	102	– 14	124	– 18

Total Neuroscience	3 429	3 287	4	3 233	2

Immunology, Hepatology and Dermatology
Cosentyx	2 837	2 071	37	1 128	84

Ilaris	554	402	38	283	42

Other	1	1	0	1	0

Total Immunology, Hepatology and Dermatology	3 392	2 474	37	1 412	75

	2018 USD millions	2017 restated USD millions [1]	Change (2017 to 2018) USD %	2016 restated USD millions [1]	Change (2016 to 2017) USD %

Respiratory
Ultibro Breezhaler	454	411	10	363	13

Seebri Breezhaler	148	151	– 2	149	1

Onbrez Breezhaler	101	112	– 10	143	– 22

Subtotal COPD[2] portfolio	703	674	4	655	3

Xolair [3]	1 039	920	13	835	10

Other	25	23	9	31	– 26

Total Respiratory	1 767	1 617	9	1 521	6

Cardio-Metabolic
Entresto	1 028	507	103	170	198

Other	22	17	29	14	21

Total Cardio-Metabolic	1 050	524	100	184	185

Established Medicines
Galvus Group	1 284	1 233	4	1 193	3

Diovan Group	1 023	957	7	1 073	– 11

Exforge Group	1 002	960	4	926	4

Zortress/Certican	464	414	12	398	4

Neoral/Sandimmun(e)	463	488	– 5	515	– 5

Voltaren/Cataflam	445	465	– 4	525	– 11

Other	2 587	2 964	– 13	3 328	– 11

Total Established Medicines	7 268	7 481	– 3	7 958	– 6

Total Pharmaceutical business unit	21 464	20 004	7	19 041	5

Total division net sales	34 892	32 278	8	31 831	1

[1] Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018
[2] Chronic obstructive pulmonary disease
[3] Net sales reflect Xolair sales for all indications (e.g., including Xolair SAA and Xolair CSU, which is managed by the Immunology, Hepatology and Dermatology franchise).

nm = not meaningful
Top 20 Innovative Medicines Division product net sales – 2018
Brands	Business franchise	Indication	US USD m	Rest of world USD m	Total USD m

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 765	1 576	3 341

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	1 674	1 163	2 837

Lucentis	Ophthalmology	Age-related macular degeneration		2 046	2 046

Tasigna	Oncology	Chronic myeloid leukemia	806	1 068	1 874

Sandostatin	Oncology	Carcinoid tumors and acromegaly	817	770	1 587

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	440	1 121	1 561

Afinitor/Votubia	Oncology	Breast cancer/TSC	929	627	1 556

Galvus Group	Established Medicines	Diabetes		1 284	1 284

Promacta/Revolade	Oncology	Immune thrombocytopenic purpura	581	593	1 174

Tafinlar + Mekinist	Oncology	Melanoma	457	698	1 155

Exjade/Jadenu	Oncology	Chronic iron overload	521	578	1 099

Xolair [1]	Respiratory	Asthma		1 039	1 039

Entresto	Cardio-Metabolic	Chronic heart failure	556	472	1 028

Diovan Group	Established Medicines	Hypertension	84	939	1 023

Exforge Group	Established Medicines	Hypertension	19	983	1 002

Jakavi	Oncology	Myelofibrosis		977	977

Votrient	Oncology	Renal cell carcinoma	404	424	828

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	262	292	554

Travoprost Group	Ophthalmology	Reduction of elevated intraocular pressure	194	323	517

Zortress/Certican	Established Medicines	Transplantation	145	319	464

Top 20 products total			9 654	17 292	26 946

Rest of portfolio			2 210	5 736	7 946

Total division sales			11 864	23 028	34 892

[1] Net sales reflect Xolair sales for all indications (e.g., including Xolair SAA and Xolair CSU, which are managed by the Immunology, Hepatology and Dermatology franchise).
Top 20 Innovative Medicines Division product net sales – 2017
Brands	Business franchise	Indication	US USD m	Rest of world USD m	Total USD m

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 709	1 476	3 185

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	1 275	796	2 071

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	627	1 316	1 943

Lucentis	Ophthalmology	Age-related macular degeneration		1 888	1 888

Tasigna	Oncology	Chronic myeloid leukemia	810	1 031	1 841

Sandostatin	Oncology	Carcinoid tumors and acromegaly	832	780	1 612

Afinitor/Votubia	Oncology	Breast cancer/TSC	819	706	1 525

Galvus Group	Cardio-Metabolic	Diabetes		1 233	1 233

Exjade/Jadenu	Oncology	Chronic iron overload	515	544	1 059

Exforge Group	Established Medicines	Hypertension	28	932	960

Diovan Group	Established Medicines	Hypertension	87	870	957

Xolair [1]	Respiratory	Asthma		920	920

Tafinlar + Mekinist	Oncology	Melanoma	339	534	873

Promacta/Revolade	Oncology	Immune thrombocytopenic purpura	446	421	867

Votrient	Oncology	Renal cell carcinoma	407	401	808

Jakavi	Oncology	Myelofibrosis		777	777

Travoprost Group	Ophthalmology	Reduction of elevated intraocular pressure	216	373	589

Entresto	Cardio-Metabolic	Chronic heart failure	297	210	507

Neoral/Sandimmun(e)	Immunology, Hepatology and Dermatology	Transplantation	38	450	488

Voltaren/Cataflam	Established Medicines	Inflammation/pain		465	465

Top 20 products total			8 445	16 123	24 568

Rest of portfolio[2]			2 412	5 298	7 710

Total division sales[2]			10 857	21 421	32 278

[1] Net sales reflect Xolair sales for all indications (e.g., including Xolair SAA and Xolair CSU, which are managed by the Immunology, Hepatology and Dermatology franchise).
[2] Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018

Top 20 Innovative Medicines Division product net sales – 2016
Brands	Business franchise	Indication	US USD m	Rest of world USD m	Total USD m

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	1 214	2 109	3 323

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 683	1 426	3 109

Lucentis	Ophthalmology	Age-related macular degeneration		1 835	1 835

Tasigna	Oncology	Chronic myeloid leukemia	722	1 017	1 739

Sandostatin	Oncology	Carcinoid tumors and acromegaly	853	793	1 646

Afinitor/Votubia	Oncology	Breast cancer/TSC	775	741	1 516

Galvus Group	Cardio-Metabolic	Diabetes		1 193	1 193

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	765	363	1 128

Diovan Group	Established Medicines	Hypertension	147	926	1 073

Exjade/Jadenu	Oncology	Chronic iron overload	447	509	956

Exforge Group	Established Medicines	Hypertension	10	916	926

Xolair [1]	Respiratory	Asthma		835	835

Votrient	Oncology	Renal cell carcinoma	357	372	729

Tafinlar + Mekinist	Oncology	Melanoma	298	374	672

Promacta/Revolade	Oncology	Immune thrombocytopenic purpura	310	325	635

Travoprost Group	Ophthalmology	Reduction of elevated intraocular pressure	211	408	619

Jakavi	Oncology	Myelofibrosis		581	581

Voltaren/Cataflam	Established Medicines	Inflammation/pain		525	525

Neoral/Sandimmun(e)	Immunology, Hepatology and Dermatology	Transplantation	41	474	515

Exelon/Exelon Patch	Established Medicines	Alzheimer's disease	90	354	444

Top 20 products total			7 923	16 076	23 999

Rest of portfolio[2]			2 721	5 111	7 832

Total division sales[2]			10 644	21 187	31 831

[1] Net sales reflect Xolair sales for all indications (e.g., including Xolair SAA and Xolair CSU, which is managed by the Immunology, Hepatology and Dermatology franchise).
[2] Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018

Sandoz net sales by business franchise
	2018 USD m	2017 USD m	Change (2017 to 2018) USD %	2016 USD m	Change (2016 to 2017) USD %

Retail Generics [1]	7 880	8 409	– 6	8 623	– 2

Biopharmaceuticals	1 436	1 135	27	1 002	13

Anti-Infectives	543	516	5	519	– 1

Total division net sales	9 859	10 060	– 2	10 144	– 1

[1] Of which USD 826 million (2017: USD 880 million) represents anti-infectives sold under the Sandoz name
Alcon net sales by business franchise
	2018 USD m	2017 restated USD m [1]	Change (2017 to 2018) USD %	2016 restated USD m [1]	Change (2016 to 2017) USD %

Surgical
Consumables	2 227	2 097	6	2 007	4

Implantables	1 136	1 034	10	1 007	3

Equipment/other	636	594	7	565	5

Total Surgical	3 999	3 725	7	3 579	4

Vision Care
Contact lenses	1 928	1 833	5	1 762	4

Ocular health	1 222	1 213	1	1 202	1

Total Vision Care	3 150	3 046	3	2 964	3

Total division net sales	7 149	6 771	6	6 543	3

[1] Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018
The product portfolio of Sandoz and Alcon is widely spread in 2018, 2017 and 2016.
Segmentation – other revenue
	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Profit-sharing income	874	648	3	4					877	652

Royalty income	162	186	10	24		3	16	88	188	301

Milestone income	128	28	45						173	28

Other [1]	24	36	4	9					28	45

Total other revenues	1 188	898	62	37		3	16	88	1 266	1 026

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.
	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Profit-sharing income	648	558	4	6					652	564

Royalty income	186	167	24	24	3	4	88	62	301	257

Milestone income	28	65							28	65

Other [1]	36	25	9	7					45	32

Total other revenues	898	815	37	37	3	4	88	62	1 026	918

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.